Investment	12 Months Ended
Jun. 30, 2026
Disclosure Text Block Supplement [Abstract]
Investment

7. Investment

As of June 30, 2026, the Group's long-term investments consisted of an equity investment in hashbeaver tech Limited ("hashbeaver"), representing a 4.9% equity interest. The investment is accounted for under the measurement alternative in accordance with ASC Topic 321, as the Group does not have the ability to exercise significant influence over the investee and the investment does not have a readily determinable fair value. As of June 30, 2025, the Group's long-term investments also included a 40% equity interest in Guangzhou Sanyi Network, which was accounted for under the equity method in accordance with ASC Topic 323 and subsequently disposed of during the fiscal year ended June 30, 2026.

	Guangzhou Sanyi Network	hashbeaver	Total
	US$	US$	US$
Balance, June 30, 2024	-	-	-
Fair value of 40% equity of Guangzhou Sanyi Network	569,956	-	569,956
Net realized gain on investments	55,549	-	55,549
Net change in unrealized appreciation (depreciation) on investments	-	-	-
Interest and dividend income paid	-	-	-
Balance, June 30, 2025	625,505	-	625,505
Acquisition (investment cost)		1,470,000	1,470,000
Net realized loss on investments	(46,054)	-	(46,054)
Net change in unrealized appreciation (depreciation) on investments	-	-	-
Interest and dividend income paid	-	-	-
Effect of foreign currency translation adjustments	1,131	(937)	194
Consideration received for the sale of shares	(747,189)	-	(747,189)
Gain on disposal of joint ventures	166,607	-	166,607
Observable price changes under measurement alternative	-	-	-
Balance, June 30, 2026	-	1,469,063	1,469,063

As of June 30, 2026 and 2025, the Group identified no indicators of impairment for its long-term investments. Accordingly, no impairment losses were recognized during either fiscal year.